Estimated Annual Amortization Expense for Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Wireless Licenses, Goodwill and Other Intangible Assets [Line Items]
2013	$ 1,633
2014	1,176
2015	988
2016	790
2017	$ 593